Note 25 - Financial Instruments - Details of Interest Rate Swaps In Place (Details) $ in Millions	Dec. 31, 2022 USD ($)
Interest Rate Swap, 2018 IRS [Member]
Derivative, Notional Amount	$ 100	[1]
Derivative, Fixed Interest Rate	2.6026%	[1]
Interest Rate Swap, 2022 IRS A [Member]
Derivative, Notional Amount	$ 150
Derivative, Fixed Interest Rate	2.802%
Interest Rate Swap, 2022 IRS B [Member]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	3.592%

[1]	In May 2022, the Company amended the 2018 IRS to convert SOFR floating interest rates into a weighted average fixed interest rate of 2.6026%. Previously it was converting from LIBOR floating interest rate into a fixed interest rate of 2.7205%.